UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

John G. Popp Credit Suisse Commodity Strategy Funds Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2018 to April 30, 2019

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2019
  (unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2019 (unaudited)

May 23, 2019

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the six-month period ended April 30, 2019.

Performance Summary
11/01/18 – 04/30/19

Fund & Benchmark	Performance
Class I1	-2.07%
Class A1,2	-2.03%
Class C1,2	-2.56%
Bloomberg Commodity Index Total Return[3]	-1.97%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market and Strategy Review:

Commodities decreased for the semiannual period ended April 30, 2019. The Bloomberg Commodity Index Total Return (the "Benchmark") fell 1.97%, with 15 out of 23 index constituents trading lower.

For the six-month period ended April 30, 2019, the Fund outperformed the Benchmark, before fees and expenses. Commodity strategies and the underlying cash management both contributed positively to relative performance. Within the Fund's commodity exposure, forward curve positioning in the Energy sector was the main contributor to positive benchmark-relative performance, gross of fees and expenses. All Fund share classes underperformed the Benchmark after fees and expenses.

Agriculture was the worst performing sector for the period, down 8.26%. Kansas City Wheat and Chicago Wheat fell 24.83% and 16.13%, respectively, as mild weather conditions in the Black Sea region during the first quarter of 2019 boosted crop yields for the area and increased international competition for US wheat. In April, strong crop yield prospects in Russia, the European Union, and the United States increased global supply expectations for wheat, further pressuring prices lower. Coffee declined 23.47% as supportive weather conditions in key Brazilian growing regions raised expectations for a larger-than-expected harvest during the off year of the current biennial cycle.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Energy decreased 5.04%, with Natural Gas down 17.98%. Natural gas started the period strong with prices spiking sharply in November following colder-than-expected weather throughout a majority of the continental US, which increased heating demand and raised concerns of possible insufficient natural gas stockpiles for the winter season amid seasonally low natural gas inventory levels. However, the event proved to be short lived as seasonally warm temperatures across the majority of the continental US in December and during parts of 2019 decreased the likelihood for some of the most extreme inventory shortage scenarios. In addition, strong production out of the US Northeast and West Texas regions further loosened the supply and demand balance for the 2018-19 winter season. Crude Oil and the majority of petroleum products also fell during the period as the global supply and demand balance shifted from tight to oversupplied in late 2018 as stronger-than-expected oil exports from Saudi Arabia and other members of the OPEC-led production agreement more than offset declining shipments from Iran. Crude prices recovered some of its losses in 2019 due to a combination of voluntary production cuts from OPEC and its allies along with involuntary cuts stemming from US sanctions on Iran and as domestic problems in Venezuela helped reign in global supplies.

Livestock rose 3.67%. Lean Hogs gained 3.01% as the outbreak of African swine fever across China's hog herds increased expectations of greater Chinese demand for US pork products to replace lost Chinese production. In addition, major flooding during March and April in the US Midwest threatened hog production in Nebraska, Iowa and Missouri. Live Cattle increased 1.83% as winter storms in the US Midwest region during late 2018 and early 2019 caused poor feedlot conditions for cattle which resulted in lower average cattle weights. In addition, the US Department of Agriculture's Cattle on Feed reports showed new feedlot placements consistently declining during the first half of the period, lowering supply expectations.

Precious Metals increased 5.09% for the period. Gold and Silver rose 5.50% and 4.00%, respectively, after the US Federal Reserve (the "Fed") indicated a more moderate rate hike path in late 2018 and through 2019 due to lower global growth expectations and as core Personal Consumption Expenditures (PCE) price index readings consistently came in below the Fed's 2% inflation target for the majority of the period. Precious Metals gave back some of its gains over the second half of the period as positive US economic data, including strong US jobs data for January and March, caused the US Dollar to strengthen, decreasing the appeal of gold and silver as alternative stores of wealth.

Industrial Metals gained 5.33%. Zinc increased 17.62% as inventories of the metal in London Metal Exchange ("LME") warehouses dropped sharply in

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

January while also declining in February and March as well, indicating strong demand. Towards the end of the period, zinc prices received an additional boost after the International Lead and Zinc Study Group reported that the global refined supply deficit of zinc persisted into its third year. Copper rallied 9.33% as declining output from Chile, the world's largest producing country, at the beginning of 2019 coupled with decreasing stocks of the metal in LME warehouses during the same period signaled a tightening global supply and demand balance for copper.

Outlook:

A final trade agreement to end the approximate year-long dispute between the US and China failed to materialize in April. However, progress appeared to have been made as additional meetings between their delegations were announced near month end. Any near-term deal would be advantageous to various industries dependent on international market demand and may reverse sentiment regarding the state of the global economy, which had previously weakened. An improved global growth outlook may encourage more demand for most commodities. In the meantime, the African swine fever outbreak in Asia has already forced China to purchase more US pork products over the past few months, despite its current levies against such goods, to meet domestic demand. If the disease continues to worsen and Chinese producers are forced to reduce their pig populations even further, China may have to quickly ramp up US pork imports further along with commodities used as feedstock such as Soybean Meal.

The US administration appeared to have surprised some when it announced it would not extend Iranian crude oil import waivers on April 22nd. These waivers are set to expire at the beginning of May and may lead to further tightening of global crude oil supplies. How Saudi Arabia and its allies react will be key in terms of how prices respond in the near term. The next OPEC meeting is scheduled for June 25th. After having increased production too quickly at the end of 2018, when sanctions were re-imposed on Iran, key parties will likely want to be more patient. However, they will also be under pressure to increase production should prices rise sharply.

While first quarter GDP readings for the US, European Union, and China surprised to the upside, other economic indicators remained mixed. The US witnessed a fall in consumer sentiment in April month-over-month, though it remains near its highest levels since before the global financial crisis of 2008. Inflation rose modestly in February and March, as measured by the Personal Consumption Expenditures Price Index. We believe that markets are pricing in a benign inflation environment, running near 2% for the foreseeable future. The Fed has signaled it will maintain its patient stance before taking meaningful

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

action, with markets pricing in that interest rates will not rise any further for the rest of the year, and may be cut by year end. The Fed is under significant pressure to keep monetary policy accommodative, though higher-than-expected inflation could force the Fed to change policy plans. China's Caixin Manufacturing Purchasing Managers' Index ("PMI") fell to 50.1 in April, just barely remaining in growth territory, while its Industrial Production Index reading for March significantly beat analysts' estimates, which has largely been attributed to looser credit standards and other stimulus measures enacted by the Chinese government earlier in the year. In the Eurozone, Germany faced a slowdown in its manufacturing sector while France's stimulus measures may have helped the pace of new business investments. Comments from European Central Bank President Mario Draghi indicated the potential for further weakness in the Eurozone's economy, though he highlighted the availability of other tools to attempt to support growth. Central banks appear to remain at the ready to enact more accommodative and nonconventional policies, with the belief they are supporting their economies.

The Credit Suisse Commodities Management Team

Nelson Louie
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, derivatives risk, exposure risk, fixed income risk, futures contract risk, leveraging risk, liquidity risk, interest-rate risk, market risk, non-diversified status, portfolio turnover risk, structured note risk, subsidiary risk, swap agreement risk, U.S. government securities risk, credit risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of April 30, 2019; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set out in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (6.66)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (3.53)%.

3  The Bloomberg Commodity Index Total Return is a broadly diversified futures index currently composed of futures contracts on 23 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Average Annual Returns as of April 30, 20191

	1 Year	5 Years	10 Years
Class I	(8.34)%	(9.34)%	(2.71)%
Class A Without Sales Charge	(8.61)%	(9.57)%	(2.95)%
Class A With Maximum Sales Charge	(12.97)%	(10.46)%	(3.42)%
Class C Without CDSC	(9.40)%	(10.22)%	(3.67)%
Class C With CDSC	(10.30)%	(10.22)%	(3.67)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 0.82% for Class I shares, 1.07% for Class A shares and 1.82% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2020. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2019.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2019 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2019

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$979.30	$979.70	$974.40
Expenses Paid per $1,000*	$3.93	$5.15	$8.81
Hypothetical 5% Fund Return
Beginning Account Value 11/01/18	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/19	$1,020.83	$1,019.59	$1,015.87
Expenses Paid per $1,000*	$4.01	$5.26	$9.00
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown*

United States Agency Obligations	78.14%
United States Treasury Obligations	21.86
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (74.6%)
$23,400	Federal Farm Credit Banks, FCPR DLY - 2.910%(1)	(AA+, Aaa)	12/11/19	2.590	$23,415,561
39,400	Federal Farm Credit Banks, FCPR DLY - 2.930%(1)	(AA+, Aaa)	09/24/20	2.570	39,423,354
30,900	Federal Farm Credit Banks, FCPR DLY - 2.980%(1)	(AA+, Aaa)	11/12/20	2.520	30,892,844
34,300	Federal Farm Credit Banks, USBMMY3M + 0.130%(1)	(AA+, Aaa)	11/12/20	2.529	34,311,778
29,900	Federal Farm Credit Banks, LIBOR 1M + 0.065%(1)	(AA+, Aaa)	12/28/20	2.544	29,917,371
19,200	Federal Farm Credit Banks, FEDL01 + 0.200%(1)	(AA+, Aaa)	06/21/21	2.650	19,226,333
29,300	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	06/28/21	2.489	29,281,630
39,500	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/16/21	2.477	39,428,139
20,700	Federal Farm Credit Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	08/09/21	2.472	20,651,427
60,450	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	09/17/21	2.539	60,365,065
70,500	Federal Farm Credit Banks, LIBOR 3M + 0.010%(1)	(AA+, Aaa)	09/20/21	2.643	70,559,657
41,450	Federal Farm Credit Banks, FEDL01 + 0.220%(1)	(AA+, Aaa)	10/12/21	2.670	41,484,232
59,300	Federal Farm Credit Banks, USBMMY3M + 0.140%(1)	(AA+, Aaa)	11/08/21	2.539	59,183,445
100,400	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	11/23/21	2.700	100,636,589
9,200	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	2.747	9,240,977
50,000	Federal Farm Credit Banks, FCPR DLY - 2.800%(1)	(AA+, Aaa)	03/14/22	2.700	49,979,058
90,000	Federal Farm Credit Banks, SOFR + 0.200%(1)	(AA+, Aaa)	04/22/22	2.680	89,993,127
10,000	Federal Farm Credit Banks	(AA+, Aaa)	05/20/24	3.050	10,000,620
5,000	Federal Farm Credit Banks	(AA+, Aaa)	10/16/24	3.640	5,015,317
44,600	Federal Home Loan Banks	(AA+, Aaa)	08/05/19	0.875	44,422,441
100,000	Federal Home Loan Banks, TBILL 3M + 0.070%(1)	(AA+, Aaa)	01/30/20	2.509	100,014,712
40,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	2.717	40,117,857
34,450	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	2.629	34,527,792
14,100	Federal Home Loan Banks, TBILL 3M + 0.090%(1)	(AA+, Aaa)	02/01/21	2.524	14,096,444
35,400	Federal Home Loan Banks, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	07/13/21	2.473	35,362,841

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (continued)
$67,300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/15/20	2.520	$67,302,557
50,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/01/20	2.550	50,001,786
60,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	04/08/21	2.650	60,002,744
126,000	Federal National Mortgage Association, SOFR + 0.160%(1)	(AA+, Aaa)	01/30/20	2.640	126,134,866
64,700	Federal National Mortgage Association, SOFR + 0.100%(1)	(AA+, Aaa)	04/30/20	2.580	64,744,983
75,000	Federal National Mortgage Association, SOFR + 0.075%(1)	(AA+, Aaa)	10/30/20	2.555	75,000,000
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $1,474,292,489)					1,474,735,547
UNITED STATES TREASURY OBLIGATIONS (20.9%)
70,000	United States Treasury Bills(2)	(AA+, Aaa)	07/05/19	2.380	69,699,510
10,000	United States Treasury Bills(2)	(AA+, Aaa)	08/01/19	2.411	9,939,459
12,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.033%(1)	(AA+, Aaa)	04/30/20	2.432	11,998,613
12,700	United States Treasury Floating Rate Notes, USBMMY3M + 0.043%(1)	(AA+, Aaa)	07/31/20	2.442	12,695,322
143,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.045%(1),(3),(4)	(AA+, Aaa)	10/31/20	2.444	142,913,892
165,300	United States Treasury Floating Rate Notes, USBMMY3M + 0.115%(1),(4)	(AA+, Aaa)	01/31/21	2.514	165,325,083
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $412,319,479)					412,571,879
TOTAL INVESTMENTS AT VALUE (95.5%) (Cost $1,886,611,968)					1,887,307,426
OTHER ASSETS IN EXCESS OF LIABILITIES (4.5%)					88,108,093
NET ASSETS (100.0%)					$1,975,415,519

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2019.

(2)  Securities are zero coupon. Rate presented is yield to maturity as of April 30, 2019.

(3)  At April 30, 2019, $9,993,900 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

(4)  At April 30, 2019, $70,818,699 in the value of these securities has been pledged as collateral for open swap contracts.

INVESTMENT ABBREVIATIONS

1M = 1 Month

3M = 3 Month

DLY = Daily

FCPR = Federal Reserve Bank Prime Loan Rate U.S.

FEDL01 = Federal Funds Rate

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

SOFR = Secured Overnight Financing Rate

TBILL = Treasury Bill Rate

USBMMY3M = U.S. Treasury 3 Month Bill Money Market Yield

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$12,931,418	05/29/19	Bank of America	BofA Merrill Lynch Commodity MLCILP2 Total Return Strategy	2.54%	$—	$—	$(172,435)
USD	265,821,549	05/29/19	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	2.64%	—	—	(3,535,829)
USD	61,272,447	05/29/19	Barclays	Bloomberg Commodity Index Total Return	2.50%	—	—	(804,715)
USD	122,209,804	05/29/19	BNP Paribas	Bloomberg Commodity Index Total Return	2.51%	—	—	(1,605,069)
USD	141,219,765	05/29/19	CIBC	Bloomberg Commodity Index Total Return	2.50%	—	—	(1,854,695)
USD	21,004,172	05/29/19	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	2.55%	—	—	(274,216)
USD	168,147,316	05/29/19	Citigroup	Bloomberg Commodity Index Total Return	2.49%	—	—	(2,208,023)
USD	174,040,775	05/29/19	Goldman Sachs	Bloomberg Commodity Index Total Return	2.48%	—	—	(2,285,079)
USD	37,416,911	05/29/19	Goldman Sachs	Bloomberg Commodity Index 2 Month Forward Total Return	2.54%	—	—	(488,417)
USD	98,001,534	05/29/19	JPMorgan Chase	Bloomberg Commodity Index Total Return	2.48%	—	—	(1,286,717)
USD	36,935,001	05/29/19	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	2.50%	—	—	(481,808)
USD	265,612,953	05/29/19	Macquarie	Macquarie Commodity Customized Product 112T Index(a)	2.64%	—	—	(3,582,991)
USD	73,442,086	05/29/19	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	2.56%	—	—	(958,949)
USD	107,344,599	05/29/19	RBC Capital	Bloomberg Commodity Index Total Return	2.50%	—	—	(1,409,799)
USD	49,920,318	05/29/19	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	2.58%	—	—	(652,012)
USD	12,868,317	05/29/19	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	2.52%	—	—	(167,926)
USD	209,478,161	05/29/19	Societe Generale	Societe Generale P04 TR Index(b)	2.64%	—	—	(2,742,763)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

Commodity Index Swap Contracts (continued)
Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$28,404,685	05/29/19	Societe Generale	Bloomberg Commodity Index Total Return	2.49%	$—	$—	$(372,995)
USD	96,321,734	05/29/19	UBS	Bloomberg Commodity Index Total Return	2.49%	—	—	(1,264,847)
USD	15,625,712	05/29/19	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	2.51%	—	—	(203,878)
								$(26,353,163)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	Notional(1)
COMEX Gold JUN 19 Futures	11.68%	238	30,621,182
NYMEX WTI Crude Oil JUN 19 Futures	9.56%	392	25,063,227
ICE Brent Crude Oil JUL 19 Futures	8.76%	319	22,965,886
COMEX High Grade Copper JUL 19 Futures	7.57%	273	19,846,091
NYMEX Nat Gas JUL 19 Futures	7.28%	729	19,085,805
CBOT Corn JUL 19 Futures	5.34%	772	13,999,753
CBOT Soybeans JUL 19 Futures	5.33%	327	13,973,536
LME Aluminium JUN 19 Futures	4.01%	235	10,512,923
CME Live Cattle AUG 19 Futures	3.62%	212	9,490,469
COMEX Silver JUL 19 Futures	3.52%	123	9,228,301
LME Zinc DEC 19 Futures	3.40%	129	8,913,700
NYMEX Unleaded Gasoline JUL 19 Futures	3.28%	101	8,599,099
CBOT Soy Meal JUL 19 Futures	3.07%	268	8,048,547
ICE Gas Oil JUL 19 Futures	2.96%	122	7,760,162
NYBOT Sugar JUL 19 Futures	2.92%	554	7,655,295
CBOT Bean Oil JUL 19 Futures	2.91%	456	7,629,079
LME Nickel JUN 19 Futures	2.83%	102	7,419,345
CME Lean Hogs JUN 19 Futures	2.51%	186	6,580,408
CBOT Wheat JUL 19 Futures	2.48%	303	6,501,758
NYMEX Heating Oil JUL 19 Futures	2.43%	73	6,370,674
NYBOT Coffee JUL 19 Futures	2.15%	161	5,636,605
NYBOT Cotton JUL 19 Futures	1.42%	97	3,722,781
KCBOT Kansas Wheat JUL 19 Futures	0.97%	129	2,543,026

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2019.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2019 (unaudited)

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	Notional(1)
COMEX Gold JUN 19 Futures	11.67%	188	24,138,675
NYMEX WTI Crude Oil JUL 19 Futures	9.56%	309	19,774,270
ICE Brent Crude Oil JUL 19 Futures	8.76%	251	18,119,520
COMEX High Grade Copper JUL 19 Futures	7.57%	216	15,664,283
NYMEX Nat Gas JUL 19 Futures	7.28%	575	15,058,231
CBOT Corn JUL 19 Futures	5.34%	609	11,041,324
CBOT Soybeans JUL 19 Futures	5.33%	258	11,026,845
LME Aluminium JUN 19 Futures	4.01%	186	8,300,643
CME Live Cattle JUN 19 Futures	3.60%	163	7,454,652
COMEX Silver JUL 19 Futures	3.52%	97	7,278,834
LME Zinc JUN 19 Futures	3.42%	99	7,069,922
NYMEX Unleaded Gasoline JUL 19 Futures	3.28%	79	6,784,478
CBOT Soy Meal JUL 19 Futures	3.07%	211	6,341,832
ICE Gas Oil JUL 19 Futures	2.97%	96	6,134,988
NYBOT Sugar JUL 19 Futures	2.92%	437	6,037,771
CBOT Bean Oil JUL 19 Futures	2.91%	360	6,025,361
LME Nickel JUN 19 Futures	2.83%	80	5,857,817
CME Lean Hogs JUN 19 Futures	2.50%	147	5,179,370
CBOT Wheat JUL 19 Futures	2.48%	240	5,135,932
NYMEX Heating Oil JUL 19 Futures	2.43%	57	5,015,963
NYBOT Coffee JUL 19 Futures	2.15%	127	4,438,869
NYBOT Cotton JUL 19 Futures	1.41%	76	2,924,772
KCBOT Kansas Wheat JUL 19 Futures	0.97%	101	1,996,043

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2019.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2019 (unaudited)

Assets
Investments at value (Cost $1,886,611,968) (Note 2)	$1,887,307,426
Cash	37,558,393
Cash segregated held at brokers for swap contracts (Note 2)	73,574,464
Receivable for Fund shares sold	4,967,062
Interest receivable	3,012,513
Prepaid expenses and other assets	140,721
Total assets	2,006,560,579
Liabilities
Investment advisory fee payable (Note 3)	988,754
Administrative services fee payable (Note 3)	65,885
Shareholder servicing/Distribution fee payable (Note 3)	23,385
Unrealized depreciation on open swap contracts (Note 2)	26,353,163
Payable for Fund shares redeemed	2,430,774
Trustees' fees payable	21,994
Accrued expenses	1,261,105
Total liabilities	31,145,060
Net Assets
Capital stock, $.001 par value (Note 6)	427,857
Paid-in capital (Note 6)	2,324,462,610
Total distributable earnings (loss)	(349,474,948)
Net assets	$1,975,415,519
I Shares
Net assets	$1,875,686,256
Shares outstanding	405,740,047
Net asset value, offering price and redemption price per share	$4.62
A Shares
Net assets	$95,277,046
Shares outstanding	21,069,879
Net asset value and redemption price per share	$4.52
Maximum offering price per share (net asset value/(1-4.75%))	$4.75
C Shares
Net assets	$4,452,217
Shares outstanding	1,047,178
Net asset value and offering price per share	$4.25

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2019 (unaudited)

Investment Income
Interest	$30,578,182
Securities lending (net of rebates)	524
Total investment income	30,578,706
Expenses
Investment advisory fees (Note 3)	7,303,895
Administrative services fees (Note 3)	195,126
Shareholder servicing/Distribution fees (Note 3)
Class A	109,332
Class C	23,878
Transfer agent fees (Note 3)	2,123,663
Printing fees	166,093
Custodian fees	91,781
Registration fees	63,977
Insurance expense	36,812
Trustees' fees	32,318
Audit and tax fees	29,009
Legal fees	19,832
Commitment fees (Note 4)	16,599
Miscellaneous expense	20,657
Total expenses	10,232,972
Less: fees waived (Note 3)	(196,175)
Net expenses	10,036,797
Net investment income	20,541,909
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	574,428
Net realized gain from futures contracts	404,585
Net realized loss from swap contracts	(105,388,793)
Net change in unrealized appreciation (depreciation) from investments	(653,370)
Net change in unrealized appreciation (depreciation) from futures contracts	853,583
Net change in unrealized appreciation (depreciation) from swap contracts	39,713,687
Net realized and unrealized loss from investments, futures contracts and swap contracts	(64,495,880)
Net decrease in net assets resulting from operations	$(43,953,971)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2019 (unaudited)	For the Year Ended October 31, 2018
From Operations
Net investment income	$20,541,909	$34,182,546
Net realized loss from investments, futures contracts and swap contracts	(104,409,780)	(48,204,917)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	39,913,900	(72,548,613)
Net decrease in net assets resulting from operations	(43,953,971)	(86,570,984)
From Distributions
From distributable earnings
Class I	(16,058,916)	(110,199,957)
Class A	(493,409)	(2,626,381)
Class C	(9,011)	(107,870)
Net decrease in net assets resulting from distributions	(16,561,336)	(112,934,208)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	704,949,011	1,142,029,980
Reinvestment of dividends	9,501,257	76,767,968
Net asset value of shares redeemed	(1,424,207,978)	(1,755,696,347)
Net decrease in net assets from capital share transactions	(709,757,710)	(536,898,399)
Net decrease in net assets	(770,273,017)	(736,403,591)
Net Assets
Beginning of period	2,745,688,536	3,482,092,127
End of period	$1,975,415,519	$2,745,688,536

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$4.75	$5.04	$4.91	$5.02	$6.76	$7.21
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.04	0.05	0.01	(0.01)	(0.03)	(0.04)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.14)	(0.17)	0.12	(0.10)	(1.71)	(0.41)
Total from investment operations	(0.10)	(0.12)	0.13	(0.11)	(1.74)	(0.45)
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.03)	(0.17)	—	—	—	—
Total dividends	(0.03)	(0.17)	—	—	—	—
Net asset value, end of period	$4.62	$4.75	$5.04	$4.91	$5.02	$6.76
Total return[3]	(2.07)%	(2.48)%	2.65%	(2.19)%	(25.74)%	(6.24)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,875,686	$2,654,009	$3,383,007	$3,874,976	$5,103,563	$5,311,264
Ratio of net expenses to average net assets	0.80%[4]	0.78%	0.79%	0.79%	0.78%	0.78%
Ratio of net investment income (loss) to average net assets	1.67%[4]	1.02%	0.23%	(0.16)%	(0.48)%	(0.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—%	—%	—%	—%	—%
Portfolio turnover rate	62%	90%	86%	151%	122%	103%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$4.64	$4.93	$4.81	$4.93	$6.65	$7.12
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.03	0.04	(0.00)[2]	(0.02)	(0.04)	(0.06)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.12)	(0.18)	0.12	(0.10)	(1.68)	(0.41)
Total from investment operations	(0.09)	(0.14)	0.12	(0.12)	(1.72)	(0.47)
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.03)	(0.15)	—	—	—	—
Total dividends	(0.03)	(0.15)	—	—	—	—
Net asset value, end of period	$4.52	$4.64	$4.93	$4.81	$4.93	$6.65
Total return[3]	(2.03)%	(2.97)%	2.49%	(2.43)%	(25.86)%	(6.60)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$95,277	$86,467	$93,047	$94,484	$132,417	$192,423
Ratio of net expenses to average net assets	1.05%[4]	1.03%	1.04%	1.04%	1.03%	1.03%
Ratio of net investment income (loss) to average net assets	1.42%[4]	0.78%	(0.01)%	(0.42)%	(0.73)%	(0.81)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—%	—%	—%	—%	—%
Portfolio turnover rate	62%	90%	86%	151%	122%	103%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2019	For the Year Ended October 31,
	(unaudited)	2018	2017	2016	2015	2014
Per share data
Net asset value, beginning of period	$4.37	$4.61	$4.54	$4.68	$6.37	$6.86
INVESTMENT OPERATIONS
Net investment income (loss)[1]	0.01	0.00[2]	(0.04)	(0.05)	(0.08)	(0.11)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.12)	(0.15)	0.11	(0.09)	(1.61)	(0.38)
Total from investment operations	(0.11)	(0.15)	0.07	(0.14)	(1.69)	(0.49)
REDEMPTION FEES	—	—	—	—	—	0.00[2]
LESS DIVIDENDS
Dividends from net investment income	(0.01)	(0.09)	—	—	—	—
Total dividends	(0.01)	(0.09)	—	—	—	—
Net asset value, end of period	$4.25	$4.37	$4.61	$4.54	$4.68	$6.37
Total return[3]	(2.56)%	(3.42)%	1.54%	(2.99)%	(26.53)%	(7.14)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,452	$5,213	$6,038	$6,516	$8,155	$16,395
Ratio of net expenses to average net assets	1.80%[4]	1.78%	1.79%	1.79%	1.78%	1.78%
Ratio of net investment income (loss) to average net assets	0.67%[4]	0.02%	(0.77)%	(1.16)%	(1.49)%	(1.55)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.02%[4]	—%	—%	—%	—%	—%
Portfolio turnover rate	62%	90%	86%	151%	122%	103%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

4  Annualized.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2019 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Benchmark"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 19, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2019, the Fund held $328,648,028 in the Subsidiary, representing 16.6% of the Fund's consolidated net assets. For the six months ended April 30, 2019, the net realized loss on securities and other financial instruments held in the Subsidiary was $105,004,774.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Boards's ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$1,474,735,547	$—	$1,474,735,547
United States Treasury Obligations	—	412,571,879	—	412,571,879
	$—	$1,887,307,426	$—	$1,887,307,426
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts**	$—	$26,353,163	$—	$26,353,163

*  Other financial instruments include unrealized appreciation (depreciation) on swap contracts.

**  Value includes any premium paid or received with respect to swap contracts, if applicable.

For the six months ended April 30, 2019, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2019, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2019 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2019.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts	$—	$—	$404,585	$853,583
Total return swap contracts	—	26,353,163	(105,388,793)	39,713,687
	$—	$26,353,163	$(104,984,208)	$40,567,270

The notional amount of swap contracts open at April 30, 2019 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2019, the Fund held average monthly notional values on a net basis of

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

$22,897,854, $23,912,606 and $2,486,486,301 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2019:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$3,708,264	$—	$—	$(3,708,264)	$—
Barclays	804,715	—	—	(804,715)	—
BNP Paribas	1,605,069	—	—	(1,605,069)	—
CIBC	2,128,911	—	(2,128,911)	—	—
Citigroup	2,208,023	—	—	(2,208,023)	—
Goldman Sachs	2,773,496	—	(2,773,496)	—	—
JP Morgan Chase	1,768,525	—	—	(1,768,525)	—
Macquarie	3,582,991	—	—	(3,582,991)	—
Morgan Stanley	958,949	—	—	(958,949)	—
RBC Capital	2,061,811	—	(2,061,811)	—	—
Societe Generale	3,283,684	—	(3,283,684)	—	—
UBS	1,468,725	—	(1,468,725)	—	—
	$26,353,163	$—	$(11,716,627)	$(14,636,536)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund may invest in structured notes designed to track the performance of the Benchmark. The Fund may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the Internal Revenue Service which confirms that its investment in the Subsidiary produces Qualifying Income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the Fund had no open futures contracts.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2019, the amount of restricted cash held at brokers related to open swap contracts was $73,574,464.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At April 30, 2019, there were no securities out on loan.

During the six months ended April 30, 2019, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $4,692, of which $3,993 was rebated to borrowers (brokers). The Fund retained $524 in income from the cash collateral investment, and SSB, as lending agent, was paid $175. Securities lending income is accrued as earned.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 2. Significant Accounting Policies (continued)

loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidatedfinancial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization On Purchased Callable Debt Securities ("ASU 2017-08"). The update shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. ASU 2017-08 will be effective for annual periods beginning after December 15, 2018. Management is currently assessing the potential impact of these changes to future financial statements.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

L) SUBSEQUENT EVENTS — In preparing the financial statements as of April 30, 2019, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

is entitled to receive a fee from the Fund at an annualized rate of 0.59% of the Fund's average daily net assets. For the six months ended April 30, 2019, investment advisory and administration fees earned and voluntarily waived by Credit Suisse were $7,303,895 and $196,175. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2020.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2019 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2019	Expires October 31, 2020	Expires October 31, 2021	Expires October 31, 2022
Class I	$189,048	$—	$—	$—	$189,048
Class A	6,744	—	—	—	6,744
Class C	383	—	—	—	383
Totals	$196,175	$—	$—	$—	$196,175

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2019, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $195,126.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2019, the Fund paid Rule 12b-1 distribution fees of $109,332 for Class A shares and $23,878 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the six months ended April 30, 2019, the Fund paid $1,762,252, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the six months ended April 30, 2019, CSSU and its affiliates advised the Fund that they retained $887 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2019 and during the six months ended April 30, 2019, the Fund had no borrowings outstanding under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$1,377,773,295	$2,213,356,944

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	145,925,864	$673,943,713	218,658,591	$1,093,945,672
Shares issued in reinvestment of dividends	2,026,116	9,268,148	15,009,252	75,138,477
Shares redeemed	(301,278,797)	(1,403,286,000)	(345,514,859)	(1,704,374,012)
Net decrease	(153,326,817)	$(720,074,139)	(111,847,016)	$(535,289,863)
	Class A
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	6,758,453	$30,604,199	9,530,877	$46,390,090
Shares issued in reinvestment of dividends	50,343	225,796	315,909	1,546,908
Shares redeemed	(4,357,911)	(19,887,215)	(10,110,942)	(49,043,477)
Net increase (decrease)	2,450,885	$10,942,780	(264,156)	$(1,106,479)
	Class C
	For the Six Months Ended April 30, 2019 (unaudited)		For the Year Ended October 31, 2018
	Shares	Value	Shares	Value
Shares sold	96,217	$401,099	366,497	$1,694,218
Shares issued in reinvestment of dividends	1,730	7,313	17,876	82,583
Shares redeemed	(244,582)	(1,034,763)	(499,563)	(2,278,858)
Net decrease	(146,635)	$(626,351)	(115,190)	$(502,057)

On April 30, 2019, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	67%
Class A	3	26%
Class C	5	70%

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2019 (unaudited)

Note 6. Capital Share Transactions (continued)

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited)

In approving the renewal of the amended and restated investment management agreement (the "Investment Management Agreement") for the Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), the Board of Trustees of the Trust (the "Board"), including all of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Independent Trustees") at a Special Telephonic Meeting held on November 7, 2018 where the Board discussed information and materials previously provided to them in connection with the renewal of the Investment Management Agreement, and at an in-person meeting held on November 12 and 13, 2018, considered the following factors:

Investment Management Fee Rates and Expenses

The Board reviewed and considered the contractual management fee rate of 0.59% for the Fund (the "Contractual Management Fee") in light of the extent and quality of the management services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"), the Fund's investment manager. The Board also considered that Credit Suisse entered into a contractual expense limitation agreement ("Expense Limitation Agreement") limiting the Fund's total net expenses to 1.05%, 1.80% and 0.80% of the average daily net assets of Class A, Class C and Class I, respectively, until February 28, 2020.

Additionally, the Board received and considered information comparing the Fund's Contractual Management Fee, Contractual Management Fee less waivers and/or reimbursements ("Net Management Fee") and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Broadridge, an independent provider of investment company data. The Board noted that the Fund's Contractual Management Fee, Net Management Fee and overall expenses were within the range of its peers as presented in the Broadridge report. The Board was provided with a description of the methodology used to arrive at the funds included in the Expense Group and the Expense Universe.

Nature, Extent and Quality of the Services under the Management Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Investment Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

rendered by Credit Suisse which, in addition to portfolio management and investment management services set forth in the Investment Management Agreement, also included credit analysis and research, supervising the day to day operations of the Fund's non-advisory functions which include accounting, administration, custody, transfer agent and other applicable third party service providers, overseeing and facilitating audits, overseeing the Fund's credit facility and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services provided by Credit Suisse included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered Credit Suisse's compliance program with respect to the Fund. The Board noted that Credit Suisse reports to the Board about portfolio management and compliance matters on a periodic basis. The Board reviewed background information about Credit Suisse including its Form ADV Part 2 — Disclosure Brochure and Brochure Supplement. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments, as well as the resources provided to them. The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services. The Board acknowledged Credit Suisse's representation that the services provided to the Fund are more extensive than the services provided in connection with other types of accounts, such as separate accounts, offered by Credit Suisse and the services are also more extensive from those offered and provided to a sub-advised fund. The Board also considered that the services provided by Credit Suisse have expanded over time as a result of regulatory and other developments.

Fund Performance

The Board received and considered performance results of the Fund over the previous year as well as over longer time periods, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe. The Board noted that the Fund slightly underperformed its Performance Universe for the one-year period reported, and either performed in line with or slightly underperformed its Performance Universe over various longer investment periods reported. The Board also considered the investment performance of the Fund relative to its stated objectives over various periods of time and over various commodities cycles.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board deliberations also reflected Credit Suisse's methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also received net profitability information for the other funds in the Credit Suisse family of funds, which include both open-end and closed-end funds. The Board also reviewed Credit Suisse's profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board noted that further asset growth could result in additional efficiencies and economies of scale and additionally noted the current contractual expense limitations in place between the Fund and Credit Suisse. The Board received information regarding Credit Suisse's historical profitability, including Credit Suisse's costs in providing services.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

market to shareholders other financial products offered by Credit Suisse and its affiliates) and the fees paid to an affiliate of Credit Suisse for distribution services.

The Board considered the standards applied in seeking best execution and their policies and practices regarding soft dollars and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from Credit Suisse as part of the annual approval process. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least quarterly, which include, among other things, detailed portfolio and market reviews, detailed fund performance reports and Credit Suisse's compliance procedures.

Conclusions

In selecting Credit Suisse, and approving the renewal of the Investment Management Agreement and the investment management fee under such agreement, the Board concluded that:

•  The Contractual Management Fee and Net Management Fee, reviewed along with information provided by Broadridge for the funds in the Fund's Expense Group and Expense Universe, were reasonable in relation to the services provided by Credit Suisse.

•  The Board was satisfied with the nature, extent and quality of the investment management services provided to the Fund by Credit Suisse in a challenging commodities environment and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees (by agreeing to an expense limitation), Credit Suisse's net profitability based on fees payable under the Investment Management Agreement, as well as other ancillary benefits that Credit Suisse and its affiliates received, were considered reasonable.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Investment Management Agreement (unaudited) (continued)

•  In light of the information received and considered by the Board, the Fund's current fee structure was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the renewal of the Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 21, 2019.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  COM-SAR-0419

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)                  Not applicable.

(a)(2)                  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                  Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	July 1, 2019

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Financial Officer and Treasurer
Date:	July 1, 2019